Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Significant Accounting Policies
Schedule of expected useful lives

Vessel
LNG vessel component	35	years
Dry-docking component	5	years
Furniture, computer, software and other office equipment	3-5	years
Leasehold improvements	12	years (or remaining term of the lease)